Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
REVENUE	$ 3,883,105	$ 2,606,653	$ 8,300,038	$ 5,568,224	$ 7,624,584	$ 4,203,112
COST OF REVENUES	3,446,900	1,962,725	7,173,029	4,703,784	6,503,135	4,207,852
GROSS PROFIT (LOSS)	436,205	643,928	1,127,009	864,440	1,121,449	(4,740)
OPERATING EXPENSES
Salaries and salary related costs	453,174	559,208	1,553,215	1,177,855	1,720,492	475,512
Stock-based compensation		2,278		5,590,485	5,590,486
Professional fees	620,284	1,207,231	2,650,840	2,131,902	3,146,692	265,575
Depreciation and amortization	193,824	426,337	580,529	674,879	505,434
General and administrative expenses	318,470	268,534	1,089,747	682,583	1,074,634	359,175
Intangible asset impairment	5,508,595		5,508,595
Goodwill impairment	4,853,142		4,853,142	15,669,287	20,364,001
Total operating expenses	11,947,489	2,463,588	16,236,068	25,926,991	32,401,739	1,100,262
OPERATING LOSS	(11,511,284)	(1,819,660)	(15,109,059)	(25,062,551)	(31,280,290)	(1,105,002)
OTHER (EXPENSE) INCOME:
Change in fair value of derivative liability		23,609	17,500	33,261	41,670
Interest expense, net of interest income	(1,520,478)	(237,895)	(2,764,744)	(676,726)	(1,380,122)	(199,453)
Loss on sale of equipment	(88,148)		(88,148)
Gain on forgiveness of note payable					91,803
Gain on sale of customer contracts	370,000		370,000
Gain on forgiveness of Paycheck Protection Program loans						812,305
Other income (expense), net	2,547	38,047	214,175	141,468	113,212	(166,513)
Loss on extinguishment of convertible debt and issuance of Series B Preferred Stock	(806,920)		(806,920)
Loss on extinguishment of convertible debt and issuance of common share rights		(116,591,322)		(116,591,322)
Loss on extinguishment of debt and issuance of common share rights					(116,591,322)
Total other (expense) income	(2,042,999)	(116,767,561)	(3,058,137)	(117,093,319)	(117,724,759)	446,339
Provision for income taxes
Net loss	(13,554,283)	(118,587,221)	(18,167,196)	(142,155,870)	(149,005,049)	(658,663)
DEEMED DIVIDENDS ATTRIBUTABLE TO ACCRETION OF SERIES B PREFERRED STOCK TO REDEMPTION VALUE	(145,473)		(4,103,849)
Deemed dividend			(862,289)		(1,075,000)
Net loss available to common stockholders	$ (13,699,756)	$ (118,587,221)	$ (23,133,334)	$ (142,155,870)	$ (150,080,049)	$ (658,663)
Net loss per share, basic	$ (0.06)	$ (0.65)	$ (0.10)	$ (1.05)	$ (0.88)
Net loss per share, diluted	$ (0.06)	$ (0.65)	$ (0.10)	$ (1.05)	$ (0.88)
Weighted-average common shares outstanding - basic	222,067,042	181,683,636	222,067,042	135,720,702	170,715,695
Weighted-average common shares outstanding - diluted	222,067,042	181,683,636	222,067,042	135,720,702	170,715,695